Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2022	Feb. 02, 2021	Nov. 24, 2021	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Aug. 02, 2022	Feb. 10, 2022	Jul. 08, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds				$ 5,175,000		$ 5,175,000
Number of warrants issued (in Shares)				5,175,000	5,175,000	5,175,000
Transaction costs				$ 4,296,946	$ 4,400,000
Underwriting fees				3,450,000	3,450,000
Other offering costs				824,946
Assets held in trust		$ 172,500,000		$ 17,250,000	$ 17,250,000	$ 919
Assets held in trust, price per unit (in Dollars per share)		$ 10		$ 10
Fair market value percentage				80.00%
Aggregate shares (in Shares)				15,589,540
Trust account amount				$ 155,900,000
Trust account price per share (in Dollars per share)				$ 10
Purchase agreement amount				$ 100,000,000
Accelerated purchases description				(i) 300% of the number of shares purchased pursuant to a Regular Purchase or (ii) 30% of the trading volume on Accelerated Purchase Date (during a time period specified in the Purchase Agreement) at a purchase price equal to the lesser of 95% of (x) the closing sale price of GCAC’s common stock on the Accelerated Purchase Date and (y) of the volume weighted average price of GCAC’s common stock on the Accelerated Purchase Date (during a time period specified in the Purchase Agreement) (each, an “Accelerated Purchase”). GCAC shall have the right in its sole discretion to set a minimum price threshold for each Accelerated Purchase in the notice provided with respect to such Accelerated Purchase and GCAC may direct multiple Accelerated Purchases in a day provided that delivery of shares has been completed with respect to any prior Regular and Accelerated Purchases that Lincoln Park has purchased.
Issued shared (in Shares)				50,000	50,000
Additional shares (in Shares)			150,000	150,000
Ownership percentage				9.99%
Total capital stock				$ 1,500,000,000
Interest rate description				The principal amount outstanding under each Advance shall accrue interest from the date of the Advance at a floating per annum rate equal to the greater of (i) ten and three-fourths percent (10.75%) or (ii) the rate of interest per annum from time to time published in the money rates section of The Wall Street Journal as the “prime rate” then in effect, which if less than three and one-quarter percent (3.25%) shall be deemed to be three and one-quarter percent (3.25%), plus seven percent (7.0%).
Interest payable description				Interest shall be payable monthly starting with the first business day of the month following the funding of the Advance, which was February 1, 2022 in the case of the Initial Advance. The principal amount of each Advance is to be repaid in consecutive equal monthly installments starting the 26th month after funding of such Advance, which is April 1, 2024 in the case of the Initial Advance. All outstanding amounts under the Advances must be repaid on February 2, 2026 (such date, the “Maturity Date”). On the Maturity Date, Cepton is also obligated to pay a final payment fee equal to two and one-half percent (2.5%) of the original principal amount of the applicable Advances actually advanced by Lender. Cepton may prepay the Advances at any time, provided that if such prepayment occurs: (i) prior to the first anniversary of the funding of the Initial Advance, Cepton must pay a prepayment premium equal to one and one-half percent (1.5%) of the principal amount being prepaid; (ii) on or after the first anniversary of the Initial Advance and until the third anniversary of the Initial Advance, Cepton must pay a prepayment premium equal to one percent (1.0%) of the principal amount being prepaid; and (iii) on or after the third anniversary of the Initial Advance and at any time prior to the Maturity Date, Cepton must pay a prepayment premium equal to one-half of one percent (0.5%) of the principal amount being prepaid.
Equity financings total				$ 1,000,000
Exercise price per share (in Dollars per share)										$ 1.66
Cash				108,396
Working capital deficiency				1,453,103
Per unit price (in Dollars per share)									$ 8.3736
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock value				500,000
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock value				$ 1,000,000
Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs						4,296,946
Underwriting fees						3,450,000
Other offering costs						$ 824,946
Per unit price (in Dollars per share)		$ 10
Description of trust account						The proceeds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.07.Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Net assets						80.00%
Net tangible assets						$ 5,000,001
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)		17,250,000
Share price (in Dollars per share)				$ 10	$ 10
Gross proceeds		$ 172,500,000
Assets held in trust		$ 172,500,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Initial Public Offering [Member] | Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)		17,250,000
Gross proceeds		$ 172,500,000
Offering amount		$ 172,500,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)		2,250,000
Share price (in Dollars per share)		$ 10
Over-Allotment Option [Member] | Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued (in Shares)		2,250,000
Share price (in Dollars per share)		$ 10
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds				$ 5,175,000
Number of warrants issued (in Shares)				5,175,000	5,175,000
Private Placement [Member] | Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 5,175,000
Number of warrants issued (in Shares)		5,175,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 11.5	$ 11.5
Class A Common Stock [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)				$ 15	15
Pro rata portion shares (in Shares)				6,000,000
Class A Common Stock [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)				$ 17.5	$ 17.5
Pro rata portion shares (in Shares)				7,000,000
Class A Common Stock [Member] | Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price per share (in Dollars per share)						$ 11.5
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)								$ 10
Loan agreement, description	On January 4, 2022 (the “Effective Date”), Cepton entered into a Loan and Security Agreement (the “Loan Agreement”) with Trinity Capital Inc., a Maryland corporation (the “Lender”), pursuant to which the Lender has agreed to make up to three (3) advances (each, an “Advance,” and collectively, the “Advances”) to Cepton in an aggregate original principal amount not to exceed $25,000,000. An initial advance to Cepton in an original principal amount of $10,000,000 (the “Initial Advance”) was funded on the Effective Date. Up to two additional advances of $7,500,000 each, or one additional advance of $15,000,000, will be made available at Cepton’s request at any time prior to July 1, 2022, subject to certain standard conditions precedent as set forth in the Loan Agreement.
Warrants purchase shares	$ 96,998
Exercise price per share (in Dollars per share)	$ 16.89
Business Combination [Member] | Forecast [Member]
Description of Organization and Business Operations (Details) [Line Items]
Liquidation or dissolution expenses							$ 100,000
Business Combination [Member] | Growth capital acquisition corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Description of initial business combination						the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest, but less taxes payable (less up to $100,000 of interest to pay liquidation or dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and
Business Combination [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)								$ 10